Stock Based Compensation (Details) - Warrant [Member] - $ / shares	2 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2018	Dec. 31, 2017
Warrants:
Shares, Beginning Balance	166,665	166,665	166,665
Shares, Issued
Shares, Exercised
Shares, Expired
Shares, Ending Balance	166,665	166,665	166,665
Weighted Avg. Exercise Price, Beginning Balance	$ 5.88	$ 5.88	$ 5.88
Weighted Avg. Exercise Price, Issued
Weighted Avg. Exercise Price, Exercised
Weighted Avg. Exercise Price, Expired
Weighted Avg. Exercise Price, Ending Balance	$ 5.88	$ 5.88	$ 5.88